Cover	Nov. 08, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2021
Entity File Number	001-39892
Entity Registrant Name	HENNESSY CAPITAL INVESTMENT CORP. V
Entity Central Index Key	0001829455
Entity Tax Identification Number	85-3433864
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3415 N. Pines Way
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Wilson
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	83014
City Area Code	307
Local Phone Number	201-1903
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Shares of Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Shares of Class A common stock, par value $0.0001 per share
Trading Symbol	HCIC
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	HCICW
Security Exchange Name	NASDAQ
Units, each consisting of one share of Class A Common Stock and one-fourth of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-fourth of one Redeemable Warrant
Trading Symbol	HCICU
Security Exchange Name	NASDAQ